UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Cascade MH Asset Trust 2021-MH1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001841294

Central Index Key Number of issuing entity (if applicable): 0001841342

Central Index Key Number of underwriter (if applicable): N/A

George Dover, President

(480) 539-5230

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1, Exhibit 99.2, Exhibit 99.3 Exhibit 99.4, Exhibit 99.5 and Exhibit 99.6 to this Form ABS-15G.

Exhibit No.

Exhibit 99.1	Regulatory Solutions LLC (“Regulatory Solutions”) Third Party Due Diligence Review.

Exhibit 99.2	Regulatory Solutions Final Exception Report.

Exhibit 99.3	Digital Risk, LLC (“Digital Risk) Third Party Due Diligence Report.

Exhibit 99.4	Digital Risk Analysis of Audit Findings.

Exhibit 99.5	Digital Risk Servicing Review.

Exhibit 99.6	Report of Independent Accountants on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CASCADE SECURITIZATION DEPOSITOR LLC
(Depositor)

By:	/s/ George Dover
	Name:	George Dover
	Title:	President

Date: February 17, 2021